Acquisitions, disposals and discontinued operations -Sale of RealWeb Latvia (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Discontinued operations
Cash disposal upon sale of subsidiaries		₽ (177)
Latvia
Discontinued operations
Cash disposal upon sale of subsidiaries	₽ (186)